Deed of cross guarantee - Additional Information (Detail)	12 Months Ended
Jun. 30, 2018 AUD ($)
Disclosure of deed of cross guarantee [line items]
General and Administrative expenses, difference amount of closed group to that off consolidated entity	$ 435,000
Income (loss) before tax, difference amount of closed group to that off consolidated entity	435,000
Income (loss) after tax, difference amount of closed group to that off consolidated entity	435,000
Top of range [member]
Disclosure of deed of cross guarantee [line items]
Assets of closed group differ from consolidated entity	20,000
Liabilities of closed group differ from consolidated entity	20,000
Net assets of closed group differ from consolidated entity	$ 1,000